CONCENTRATIONS OF RISK (Tables)	6 Months Ended
Jun. 30, 2021
Risks and Uncertainties [Abstract]
Concentrations of risk

		Three months ended June 30, 2021			June 30, 2021
Customer		Revenues	Percentage of revenues		Accounts receivable
Customer A		$386,463	84%		$2,343,210
Customer B		38,646	8%		1,438,790
Customer C		38,646	8%		1,113,330

	Total:	$463,755	100%	Total:	$4,895,330

		Three months ended June 30, 2020			June 30, 2020
Customer		Revenues	Percentage of revenues		Accounts receivable
Customer A	Total:	$928,913	91%	Total:	$916,107

		Six months ended June 30, 2021			June 30, 2021
Customer		Revenues	Percentage of revenues		Accounts receivable
Customer A		$502,513	76%		$2,343,210
Customer B		77,309	12%		1,438,790
Customer C		77,309	12%		1,113,330

	Total:	$657,131	100%	Total:	$4,895,330

	Six months ended June 30, 2020		June 30, 2020
Customer	Revenues	Percentage of revenues	Accounts receivable
Customer A	$966,404	86%	$916,107